Federal Home Loan Bank Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Stock redemption par value	$ 100	$ 100
Other Assets [Member]
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Investment in Federal Home Loan Bank at cost	$ 1,223	$ 3,083